UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund

Fidelity® Connecticut Municipal Money Market Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Fidelity® Connecticut Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Connecticut Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2022

% of fund's net assets
General Obligations	42.1
Health Care	15.9
Education	13.8
Special Tax	13.6
Housing	6.5

Quality Diversification (% of fund's net assets)

As of May 31, 2022
AAA	6.4%
AA,A	68.2%
BBB	16.9%
BB and Below	1.9%
Not Rated	3.6%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Connecticut - 96.5%
Bridgeport Gen. Oblig.:
Series 2016 D:	$	$
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,086,970
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,354,397
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,138,249
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,128,461
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,125,209
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,432,704
Series 2021 A:
4% 8/1/38	800,000	832,189
4% 8/1/41	1,050,000	1,078,265
4% 8/1/46	375,000	382,468
4% 8/1/51	575,000	583,634
5% 8/1/35	450,000	519,504
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	1,850,724
5% 7/1/49 (a)	2,925,000	3,034,592
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,606,706
5% 10/15/27	1,000,000	1,041,349
Series 2014 G, 5% 11/15/28	7,000,000	7,422,948
Series 2015 B:
5% 6/15/27	4,825,000	5,196,535
5% 6/15/30	1,290,000	1,379,708
5% 6/15/32	5,500,000	5,867,962
Series 2015 F, 5% 11/15/31	4,000,000	4,305,399
Series 2016 A, 5% 3/15/31	6,950,000	7,510,156
Series 2018 A:
5% 4/15/30	2,500,000	2,814,151
5% 4/15/38	1,700,000	1,876,584
Series 2018 C, 5% 6/15/31	725,000	813,617
Series 2019 A:
4% 4/15/37	1,825,000	1,868,142
5% 4/15/25	1,140,000	1,227,714
5% 4/15/35	2,000,000	2,236,168
5% 4/15/36	2,300,000	2,568,998
5% 4/15/39	2,450,000	2,725,019
Series 2020 A, 4% 1/15/38	4,000,000	4,083,481
Series 2021 B, 5% 6/1/41	1,000,000	1,134,638
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,995,123
5% 7/1/32	1,000,000	1,091,532
Series 2017, 5% 7/1/30	2,400,000	2,629,925
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	88,633
5% 7/1/28	1,150,000	1,267,811
5% 7/1/29	350,000	384,678
5% 7/1/30	1,100,000	1,205,382
5% 7/1/31	1,300,000	1,421,184
5% 7/1/32	1,050,000	1,146,109
5% 7/1/33	700,000	761,253
5% 7/1/34	750,000	810,882
5% 7/1/42	2,000,000	2,116,647
Series 2013 N:
5% 7/1/24	400,000	414,439
5% 7/1/25	300,000	310,763
Series 2014 E:
5% 7/1/28	3,260,000	3,424,775
5% 7/1/29	3,840,000	4,028,687
Series 2015 L, 5% 7/1/29	1,500,000	1,594,949
Series 2016 K, 4% 7/1/46	7,000,000	6,595,723
Series 2018 K3, 5% 7/1/38	985,000	1,020,295
Series 2019 A, 5% 7/1/49 (b)	6,000,000	5,463,464
Series 2020 A, 4% 7/1/40	1,250,000	1,265,434
Series 2020 C, 4% 7/1/45	1,800,000	1,813,460
Series 2021 G, 4% 3/1/51	3,000,000	3,043,297
Series 2022 M:
4% 7/1/36	250,000	255,411
4% 7/1/37	260,000	265,237
4% 7/1/39	2,600,000	2,534,459
4% 7/1/40	3,300,000	3,192,269
4% 7/1/41	1,195,000	1,209,709
4% 7/1/42	1,750,000	1,671,069
Series E:
5% 7/1/28	1,250,000	1,300,774
5% 7/1/42	3,000,000	3,078,617
Series F, 5% 7/1/45	4,890,000	5,063,994
Series G:
5% 7/1/29 (b)	1,055,000	1,168,188
5% 7/1/30 (b)	275,000	297,174
5% 7/1/34 (b)	695,000	739,977
5% 7/1/39 (b)	2,600,000	2,750,946
5% 7/1/50 (b)	1,000,000	1,042,844
Series K1:
5% 7/1/24	600,000	618,779
5% 7/1/25	1,240,000	1,292,904
5% 7/1/27	250,000	264,784
Series K3, 5% 7/1/48	3,695,000	3,783,158
Series L:
5% 7/1/26	1,000,000	1,070,815
5% 7/1/27	2,000,000	2,137,411
Series L1:
4% 7/1/22	500,000	500,998
4% 7/1/23	550,000	561,602
4% 7/1/24	650,000	665,684
4% 7/1/25	600,000	618,137
4% 7/1/26	700,000	723,889
4% 7/1/27	700,000	724,010
Series N:
4% 7/1/39	1,850,000	1,724,143
5% 7/1/22	400,000	400,920
5% 7/1/23	415,000	425,243
5% 7/1/24	375,000	387,271
5% 7/1/25	340,000	355,112
5% 7/1/27	430,000	455,632
5% 7/1/31	500,000	527,484
5% 7/1/32	550,000	578,705
5% 7/1/33	720,000	756,133
5% 7/1/34	675,000	707,206
Series O, 5% 7/1/23	235,000	243,097
Series R:
5% 6/1/37	1,000,000	1,121,788
5% 6/1/38	1,045,000	1,170,313
5% 6/1/39	1,595,000	1,783,257
5% 6/1/40	1,125,000	1,255,910
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (a)	1,100,000	1,148,696
Series 2017 B:
5% 11/15/22 (a)	975,000	990,446
5% 11/15/24 (a)	1,065,000	1,137,531
Series B:
5% 11/15/24 (a)	300,000	316,489
5% 11/15/25 (a)	400,000	427,315
5% 11/15/26 (a)	600,000	647,924
5% 11/15/27 (a)	610,000	665,998
5% 11/15/28 (a)	525,000	578,201
5% 11/15/29 (a)	550,000	610,786
(Chesla Loan Prog.):
Series C:
5% 11/15/24	225,000	240,881
5% 11/15/25	240,000	262,775
5% 11/15/26	200,000	223,680
5% 11/15/27 (Pre-Refunded to 11/15/26 @ 100)	125,000	139,800
Series D:
5% 11/15/22	450,000	457,335
5% 11/15/23	450,000	470,583
5% 11/15/24	425,000	454,998
5% 11/15/25	250,000	273,724
5% 11/15/26	180,000	201,312
Connecticut Hsg. Fin. Auth.:
Series 2014 C, 4% 11/15/44	160,000	162,528
Series 2016 F, 3.5% 5/15/39 (a)	860,000	868,054
Series 2019 B1, 4% 5/15/49	3,095,000	3,182,902
Series 2019 F, 3.5% 11/15/43	3,275,000	3,314,460
Series 2021 B1, 3% 11/15/49	2,870,000	2,842,857
Series A2:
5% 11/15/26 (a)	840,000	921,761
5% 5/15/27 (a)	1,890,000	2,085,701
5% 11/15/27 (a)	860,000	954,865
5% 5/15/28 (a)	615,000	680,157
5% 11/15/28 (a)	225,000	250,153
Series C:
5% 5/15/26 (a)	1,820,000	1,982,712
5% 5/15/27 (a)	800,000	882,836
5% 11/15/28 (a)	580,000	641,263
5% 5/15/29 (a)	1,115,000	1,238,458
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,015,357
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,090,642
5% 1/1/28	1,000,000	1,017,809
5% 1/1/31	5,000,000	5,082,801
Series 2015 A, 5% 8/1/34	6,000,000	6,401,532
Series 2021 A:
5% 5/1/35	1,000,000	1,160,487
5% 5/1/41	4,085,000	4,667,841
Series 2021 C:
5% 1/1/28	1,600,000	1,815,302
5% 1/1/30	3,500,000	4,068,651
5% 1/1/31	3,410,000	4,003,667
5% 1/1/32	2,500,000	2,962,917
Series A:
5% 5/1/28	1,000,000	1,139,809
5% 9/1/33	1,000,000	1,050,262
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,019
Series 2014 B:
5% 8/15/25	450,000	477,011
5% 8/15/26	700,000	741,112
5% 8/15/27	750,000	792,804
5% 8/15/28	385,000	406,089
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A, 5% 11/1/28 (Pre-Refunded to 11/1/24 @ 100)	1,000,000	1,071,933
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,136,240
5% 7/15/32	1,250,000	1,418,472
5% 7/15/33	1,000,000	1,130,430
5% 7/15/34	1,000,000	1,128,072
Hartford Gen. Oblig.:
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	1,946,824
Series 2015 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,069,945
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,066,956
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (b)	2,000,000	2,111,230
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (a)	3,330,000	3,364,590
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,713,226
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,881,077
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	1,973,299
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,071,563
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,804,491
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	2,092,261
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	664,768
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	823,596
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,846,950
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,528,644
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	39,020
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,639,930
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,088,209
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,082,259
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,079,400
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,084,875
5% 8/1/33	1,150,000	1,246,106
5% 8/1/37	3,000,000	3,238,245
5% 8/1/38	1,000,000	1,078,396
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (b)	390,000	377,004
4% 4/1/36 (b)	485,000	456,864
4% 4/1/41 (b)	660,000	601,111
4% 4/1/51 (b)	1,225,000	1,060,753
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,062,808
Series 2019, 5% 1/1/27	1,990,000	2,201,752
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,986,307
Series A, 5% 8/15/27	1,335,000	1,379,309
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	811,583
5% 11/1/25	635,000	689,790
5% 11/1/26	635,000	701,383
Series 2017 B, 5% 11/1/32	400,000	440,698
Series 2021, 4% 9/15/41	1,125,000	1,144,726

TOTAL CONNECTICUT		302,042,527

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	385,000	401,234
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
5.625% 7/1/27	100,000	109,070
5.625% 7/1/29	310,000	342,414
5.75% 7/1/31	735,000	830,911

TOTAL PUERTO RICO		1,282,395

TOTAL MUNICIPAL BONDS
(Cost $312,956,594)		303,726,156
TOTAL INVESTMENT IN SECURITIES - 97.0%
(Cost $312,956,594)		303,726,156
NET OTHER ASSETS (LIABILITIES) - 3.0%		9,407,828
NET ASSETS - 100%		$313,133,984

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,069,555 or 5.1% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$303,726,156	$--	$303,726,156	$--
Total Investments in Securities:	$303,726,156	$--	$303,726,156	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.1%
Health Care	15.9%
Education	13.8%
Special Tax	13.6%
Housing	6.5%
Others* (Individually Less Than 5%)	8.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $312,956,594)		$303,726,156
Cash		5,091,672
Receivable for fund shares sold		499,486
Interest receivable		4,256,756
Prepaid expenses		59
Other receivables		731
Total assets		313,574,860
Liabilities
Payable for fund shares redeemed	$121,635
Distributions payable	174,933
Accrued management fee	88,614
Transfer agent fee payable	23,039
Other affiliated payables	6,610
Other payables and accrued expenses	26,045
Total liabilities		440,876
Net Assets		$313,133,984
Net Assets consist of:
Paid in capital		$322,424,312
Total accumulated earnings (loss)		(9,290,328)
Net Assets		$313,133,984
Net Asset Value, offering price and redemption price per share ($313,133,984 ÷ 28,603,776 shares)		$10.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Interest		$4,372,726
Expenses
Management fee	$578,500
Transfer agent fees	143,924
Accounting fees and expenses	43,202
Custodian fees and expenses	3,491
Independent trustees' fees and expenses	531
Registration fees	23,571
Audit	28,742
Legal	5,155
Miscellaneous	645
Total expenses before reductions	827,761
Expense reductions	(6,256)
Total expenses after reductions		821,505
Net investment income (loss)		3,551,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(86,173)
Total net realized gain (loss)		(86,173)
Change in net unrealized appreciation (depreciation) on investment securities		(28,173,047)
Net gain (loss)		(28,259,220)
Net increase (decrease) in net assets resulting from operations		$(24,707,999)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,551,221	$7,386,442
Net realized gain (loss)	(86,173)	935,171
Change in net unrealized appreciation (depreciation)	(28,173,047)	119,528
Net increase (decrease) in net assets resulting from operations	(24,707,999)	8,441,141
Distributions to shareholders	(4,448,763)	(9,020,908)
Share transactions
Proceeds from sales of shares	18,174,938	44,628,431
Reinvestment of distributions	3,170,922	6,313,938
Cost of shares redeemed	(37,638,810)	(45,873,267)
Net increase (decrease) in net assets resulting from share transactions	(16,292,950)	5,069,102
Total increase (decrease) in net assets	(45,449,712)	4,489,335
Net Assets
Beginning of period	358,583,696	354,094,361
End of period	$313,133,984	$358,583,696
Other Information
Shares
Sold	1,623,409	3,730,416
Issued in reinvestment of distributions	277,302	528,527
Redeemed	(3,328,635)	(3,841,196)
Net increase (decrease)	(1,427,924)	417,747

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.94	$11.96	$11.78	$11.10	$11.35	$11.30
Income from Investment Operations
Net investment income (loss)A,B	.121	.247	.279	.292	.282	.289
Net realized and unrealized gain (loss)	(.960)	.035	.190	.680	(.191)	.185
Total from investment operations	(.839)	.282	.469	.972	.091	.474
Distributions from net investment income	(.121)	(.247)	(.279)	(.292)	(.282)	(.289)
Distributions from net realized gain	(.030)	(.055)	(.010)	–	(.059)	(.135)
Total distributions	(.151)	(.302)	(.289)	(.292)	(.341)	(.424)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$10.95	$11.94	$11.96	$11.78	$11.10	$11.35
Total ReturnD,E	(7.07)%	2.39%	4.04%	8.83%	.82%	4.26%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.50%H	.48%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.50%H	.48%	.49%	.48%	.48%	.48%
Expenses net of all reductions	.49%H	.48%	.49%	.48%	.48%	.48%
Net investment income (loss)	2.13%H	2.07%	2.37%	2.53%	2.52%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$313,134	$358,584	$354,094	$352,073	$326,476	$380,497
Portfolio turnover rateI	3%H	13%	16%	20%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2022

Days	% of fund's investments 5/31/22
1 - 7	72.4
8 - 30	0.9
31 - 60	15.4
61 - 90	4.1
91 - 180	3.1
> 180	4.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2022
Variable Rate Demand Notes (VRDNs)	35.2%
Tender Option Bond	32.0%
Other Municipal Security	17.5%
Investment Companies	14.7%
Net Other Assets (Liabilities)	0.6%

Current 7-Day Yields

5/31/22
Fidelity® Connecticut Municipal Money Market Fund	0.32%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Connecticut Municipal Money Market Fund

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.2%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.03% 6/7/22, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.03% 6/7/22, VRDN (a)(b)	200,000	200,000
Series 2002, 0.98% 6/7/22, VRDN (a)(b)	1,100,000	1,100,000
		1,300,000
Connecticut - 32.4%
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.93% 6/7/22, LOC Citizens Bank NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.93% 6/7/22, LOC Citizens Bank NA, VRDN (b)	4,550,000	4,550,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 0.79% 6/7/22, LOC Bank of America NA, VRDN (b)	11,470,000	11,470,000
(Greenwich Hosp. Proj.) Series C, 0.78% 6/7/22, VRDN (b)	2,730,000	2,730,000
(Trinity College Proj.) Series L, 0.79% 6/7/22, LOC JPMorgan Chase Bank, VRDN (b)	6,730,000	6,730,000
(Wesleyan Univ. Proj.) Series H, 0.77% 6/7/22, VRDN (b)	14,455,000	14,455,000
(Yale Univ. Proj.):
Series V1, 0.3% 6/1/22, VRDN (b)	900,000	900,000
Series V2, 0.3% 6/1/22, VRDN (b)	8,740,000	8,740,000
Series 2013 O, 0.8% 6/7/22, VRDN (b)	2,100,000	2,100,000
Series 2014 C, 0.8% 6/7/22, VRDN (b)	5,500,000	5,500,000
Series 2014 D, 0.78% 6/7/22, VRDN (b)	4,100,000	4,100,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 0.83% 6/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	2,100,000	2,100,000
(Mtg. Fin. Prog.) Series C3, 0.79% 6/7/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,000,000	3,000,000
Series 2012 C2, 0.82% 6/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	2,195,000	2,195,000
Series 2016 A, 0.79% 6/7/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	1,100,000	1,100,000
Series 2016 F, 0.79% 6/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	1,500,000	1,500,000
Series 2019 A3, 0.79% 6/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	1,500,000	1,500,000
Series 2019 B2, 0.84% 6/7/22 (Liquidity Facility Bank of America NA), VRDN (a)(b)	330,000	330,000
Series 2020 E3, 0.72% 6/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,100,000	2,100,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.78% 6/7/22, LOC TD Banknorth, NA, VRDN (b)	14,525,000	14,525,000
		94,625,000
Kansas - 0.4%
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	200,000	200,000
		1,300,000
Nebraska - 0.4%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.03% 6/7/22, VRDN (a)(b)	1,200,000	1,200,000
Series 1998, 1.03% 6/7/22, VRDN (a)(b)	100,000	100,000
		1,300,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.98% 6/7/22, VRDN (a)(b)	300,000	300,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.03% 6/7/22, VRDN (a)(b)	100,000	100,000
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 0.92% 6/7/22, VRDN (a)(b)	700,000	700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.87% 6/7/22, VRDN (a)(b)	1,400,000	1,400,000
		2,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $102,925,000)		102,925,000

Tender Option Bond - 32.0%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.04%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 31.1%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.83% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	8,000,000	8,000,000
Series 2017, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	3,200,000	3,200,000
Series Floaters 014, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	22,250,000	22,250,000
Series Floaters 016, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,300,000	5,300,000
Series Floaters G66, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	2,300,000	2,300,000
Series XL 01 42, 0.85% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	2,700,000	2,700,000
Series XM 07 62, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,680,000	1,680,000
Series XM 08 57, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	5,300,000	5,300,000
Series XM 08 58, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	5,000,000	5,000,000
Series YX 11 07, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	6,005,000	6,005,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 0.83% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)	3,750,000	3,750,000
Series Floaters XG 02 04, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	400,000	400,000
Series RBC 2016 ZM0134, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	7,410,000	7,410,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	3,585,000	3,585,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.97%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	3,400,000	3,400,000
Participating VRDN:
Series Floaters YX 10 77, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,900,000	2,900,000
Series ROC II R 14073, 0.85% 6/7/22 (Liquidity Facility Citibank NA) (b)(c)(e)	6,300,000	6,299,990
Series YX 11 37, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,485,000	1,485,000
		90,964,990
District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 0.91% 6/7/22 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	60,000	60,000
Florida - 0.1%
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 0.86% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	200,000	200,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 0.99%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
		400,000
Indiana - 0.3%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)	800,000	800,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.91% 6/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	200,000	200,000
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.94% 7/12/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	100,000	100,000
Ohio - 0.2%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	300,000	300,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.99%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
		500,000
Tennessee - 0.0%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2021 XL 01 89, 0.86% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(e)	100,000	100,000
Texas - 0.1%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.99%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Virginia - 0.1%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.88% 6/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(e)	100,000	100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.99%, tender 8/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		200,000
TOTAL TENDER OPTION BOND
(Cost $93,624,990)		93,624,990

Other Municipal Security - 17.5%
Connecticut - 17.5%
Connecticut Gen. Oblig. Bonds:
Series 2012 C, 5% 6/1/22	415,000	415,000
Series 2012 E, 5% 9/15/22	1,115,000	1,128,110
Series 2013 A, 1.69% 3/1/23 (b)(f)	2,015,000	2,017,990
Series 2021 B, 3% 6/1/22	690,000	690,000
Series 2022, 4% 9/15/22 (g)	2,900,000	2,914,181
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2017 A2, 5%, tender 7/1/22(b)	2,450,000	2,459,391
Series 2017 C2, 5%, tender 2/1/23 (b)	2,450,000	2,498,907
Connecticut Hsg. Fin. Auth. Bonds Series 2017 F2, 2.1% 11/15/22 (a)	760,000	760,014
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2015 A, 5% 8/1/22	500,000	503,787
Danbury Gen. Oblig. BAN Series 2021, 1% 7/14/22	1,625,000	1,626,378
Enfield Gen. Oblig. BAN Series 2021, 2% 8/4/22	2,620,000	2,625,763
Fairfield Gen. Oblig.:
BAN Series 2021, 2% 7/8/22	3,100,000	3,105,836
Bonds Series 2021, 5% 7/1/22	710,000	712,826
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Bonds Series 2012 B, 5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	1,325,000	1,329,777
Greenwich Gen. Oblig. BAN Series 2022, 2% 2/9/23	2,000,000	2,023,467
Hartford County Metropolitan District Gen. Oblig. Bonds Series 2021 A, 4% 9/1/22	745,000	751,472
Reg'l. School District # 14 Woodbury & Bethlehem BAN Series 2022, 2% 7/21/22	5,000,000	5,004,093
Rocky Hill Gen. Oblig. BAN Series 2021, 2% 7/27/22	2,250,000	2,256,376
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Bonds:
Eighth Series A, 5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	200,000	201,429
Series 2012 27:
5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	1,800,000	1,810,765
5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	1,945,000	1,960,585
5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	1,000,000	1,005,951
5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	665,000	669,216
Twenty-Seventh Series, 5% 8/1/22 (Pre-Refunded to 8/1/22 @ 100)	200,000	201,317
South Windsor Gen. Oblig. BAN Series 2022, 2.25% 2/10/23	3,000,000	3,032,113
Univ. of Connecticut Gen. Oblig. Bonds Series 2020 A, 5% 2/15/23	3,835,000	3,917,977
Windsor Gen. Oblig. BAN Series 2021, 2% 6/23/22	2,610,000	2,612,906
Wolcott Gen. Oblig. BAN Series 2021, 1.25% 8/23/22	2,840,000	2,840,661
TOTAL OTHER MUNICIPAL SECURITY
(Cost $51,076,288)		51,076,288
	Shares	Value

Investment Company - 14.7%
Fidelity Municipal Cash Central Fund 0.75% (h)(i)
(Cost $43,024,492)	43,016,895	43,024,492
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $290,650,770)		290,650,770
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,817,137
NET ASSETS - 100%		$292,467,907

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,200,000 or 1.4% of net assets.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.99%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.97%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$3,400,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.04%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.99%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$200,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 0.99%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$200,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.99%, tender 8/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.75%	$29,199,492	$65,761,000	$51,936,000	$54,468	$--	$--	$43,024,492	2.3%
Total	$29,199,492	$65,761,000	$51,936,000	$54,468	$--	$--	$43,024,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $247,626,278)	$247,626,278
Fidelity Central Funds (cost $43,024,492)	43,024,492
Total Investment in Securities (cost $290,650,770)		$290,650,770
Cash		610,273
Receivable for securities sold on a delayed delivery basis		3,120,000
Receivable for fund shares sold		592,270
Interest receivable		777,043
Distributions receivable from Fidelity Central Funds		23,232
Prepaid expenses		51
Other receivables		4
Total assets		295,773,643
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,914,181
Payable for fund shares redeemed	255,353
Distributions payable	1,818
Accrued management fee	85,455
Other affiliated payables	29,206
Other payables and accrued expenses	19,723
Total liabilities		3,305,736
Net Assets		$292,467,907
Net Assets consist of:
Paid in capital		$292,414,715
Total accumulated earnings (loss)		53,192
Net Assets		$292,467,907
Net Asset Value, offering price and redemption price per share ($292,467,907 ÷ 291,859,907 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Interest		$436,600
Income from Fidelity Central Funds		54,468
Total income		491,068
Expenses
Management fee	$505,905
Transfer agent fees	153,956
Accounting fees and expenses	22,755
Custodian fees and expenses	1,723
Independent trustees' fees and expenses	452
Registration fees	18,571
Audit	18,668
Legal	4,193
Miscellaneous	310
Total expenses before reductions	726,533
Expense reductions	(318,399)
Total expenses after reductions		408,134
Net investment income (loss)		82,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,146
Total net realized gain (loss)		141,146
Net increase in net assets resulting from operations		$224,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,934	$31,969
Net realized gain (loss)	141,146	48,619
Net increase in net assets resulting from operations	224,080	80,588
Distributions to shareholders	(82,399)	(31,933)
Share transactions
Proceeds from sales of shares	26,408,070	44,317,665
Reinvestment of distributions	80,061	31,212
Cost of shares redeemed	(27,945,962)	(99,795,622)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,457,831)	(55,446,745)
Total increase (decrease) in net assets	(1,316,150)	(55,398,090)
Net Assets
Beginning of period	293,784,057	349,182,147
End of period	$292,467,907	$293,784,057
Other Information
Shares
Sold	26,408,070	44,317,665
Issued in reinvestment of distributions	80,061	31,212
Redeemed	(27,945,962)	(99,795,622)
Net increase (decrease)	(1,457,831)	(55,446,745)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.004	.011	.010	.004
Net realized and unrealized gain (loss)	–B	–B	–B	.001	–B	–B
Total from investment operations	–B	–B	.004	.012	.010	.004
Distributions from net investment income	–B	–B	(.004)	(.011)	(.010)	(.004)
Distributions from net realized gain	–	–	–	(.001)	–B	–
Total distributions	–B	–B	(.004)	(.012)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.03%	.01%	.40%	1.20%	.98%	.38%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.50%G	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.28%G	.10%	.39%	.48%	.48%	.48%
Expenses net of all reductions	.28%G	.10%	.39%	.48%	.48%	.48%
Net investment income (loss)	.06%G	.01%	.42%	1.13%	.96%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$292,468	$293,784	$349,182	$419,015	$507,690	$695,621

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

Effective after the close of business on July 15, 2022, Fidelity Connecticut Municipal Money Market Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$312,956,594	$2,258,629	$(11,489,067)	$(9,230,438)
Fidelity Connecticut Municipal Money Market Fund	290,650,770	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Connecticut Municipal Money Market Fund	(86,079)	(–)	(86,079)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	4,251,429	20,793,649

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.10%	.35%
Fidelity Connecticut Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.09%
Fidelity Connecticut Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03
Fidelity Connecticut Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Connecticut Municipal Income Fund	–	–	–
Fidelity Connecticut Municipal Money Market Fund	1,600,000	7,905,000	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Connecticut Municipal Income Fund	$289

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of the Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The Money Market Fund in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$28,041

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $287,899.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Connecticut Municipal Income Fund	$3,491
Fidelity Connecticut Municipal Money Market Fund	130

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$2,765
Fidelity Connecticut Municipal Money Market Fund	2,329

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

10. Proposed Reorganization.

The Board of Trustees of Fidelity Connecticut Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Connecticut Municipal Money Market Fund and Fidelity Municipal Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Connecticut Municipal Money Market Fund in exchange for shares of Fidelity Municipal Money Market Fund equal in value to the net assets of Fidelity Connecticut Municipal Money Market Fund on the day the reorganization is effective.

A meeting of shareholders of Fidelity Connecticut Municipal Money Market Fund is expected to be held during the fourth quarter of 2022 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on December 2, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Connecticut Municipal Income Fund	.50%
Actual		$1,000.00	$929.30	$2.41
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Fidelity Connecticut Municipal Money Market Fund	.28%
Actual		$1,000.00	$1,000.30	$1.40 **
Hypothetical-C		$1,000.00	$1,023.54	$1.41 **

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Connecticut Municipal Money Market Fund	.48%
Actual		$2.39
Hypothetical-(b)		$2.42

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Connecticut Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CTF-SANN-0722
1.704902.124

Fidelity® New Jersey Municipal Income Fund

Fidelity® New Jersey Municipal Money Market Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Fidelity® New Jersey Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® New Jersey Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2022

% of fund's net assets
General Obligations	30.2
Transportation	27.2
Health Care	19.8
Education	14.7
Escrowed/Pre-Refunded	2.5

Quality Diversification (% of fund's net assets)

As of May 31, 2022
AAA	2.1%
AA,A	79.5%
BBB	12.5%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Delaware, New Jersey - 4.2%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,114,010
Series 2014 B, 5% 1/1/23	700,000	713,608
Series 2019, 5% 1/1/32	5,000,000	5,811,867
Series 2022:
5% 1/1/25 (a)	1,000,000	1,058,925
5% 1/1/26 (a)	1,400,000	1,511,202
5% 1/1/29 (a)	1,525,000	1,712,529
5% 1/1/30 (a)	825,000	937,221
5% 1/1/31 (a)	1,000,000	1,152,728
5% 1/1/32 (a)	1,250,000	1,453,172
5% 1/1/33 (a)	1,250,000	1,448,452
5% 1/1/36 (a)	1,490,000	1,706,653
5% 1/1/38 (a)	410,000	467,449
5% 1/1/42 (a)	2,075,000	2,347,034

TOTAL DELAWARE, NEW JERSEY		23,434,850

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	480,000	500,240
New Jersey - 77.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,061,378
5% 2/15/26	1,500,000	1,556,450
5% 2/15/27	1,000,000	1,034,886
5% 2/15/28	1,000,000	1,031,526
5% 2/15/29	1,000,000	1,029,325
5% 2/15/32	1,000,000	1,024,056
5% 2/15/33	1,000,000	1,023,508
5% 2/15/34	1,200,000	1,227,592
5% 2/15/35	1,000,000	1,022,608
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,255,112
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	5,387,960
(Technical High School Proj.) Series 2014:
5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	600,000	623,782
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	1,640,000	1,740,612
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	1,375,000	1,457,836
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,745,978
5% 11/1/29 (Assured Guaranty Muni. Corp. Insured)	750,000	821,826
5% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	605,000	661,621
Series 2019:
4% 7/1/48	1,000,000	1,025,048
5% 7/1/44	2,375,000	2,661,935
Hudson Co. Impt. Auth. Swsr Series 2019:
4% 1/1/35	1,000,000	1,046,315
4% 1/1/37	395,000	408,676
4% 1/1/38	1,000,000	1,030,156
4% 1/1/39	835,000	858,926
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,068,752
5% 11/1/28	1,050,000	1,186,463
5% 11/1/29	1,035,000	1,166,290
5% 11/1/30	800,000	900,111
5% 11/1/31	500,000	562,144
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,461,301
5% 9/1/26	600,000	603,965
5% 9/1/27	440,000	442,833
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,000,000	844,129
Series 2013, 5% 3/1/27	335,000	340,942
Series A, 5% 11/1/35	5,000,000	5,464,363
Series QQQ:
4% 6/15/46	1,250,000	1,236,503
4% 6/15/50	1,000,000	979,929
Series WW:
5.25% 6/15/40	1,895,000	1,980,681
5.25% 6/15/40 (Pre-Refunded to 6/15/25 @ 100)	105,000	114,806
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,758,669
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	1,335,000	1,306,039
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,250,000	1,099,180
(Goethals Bridge Replacement Proj.) Series 2013, 5.125% 1/1/34 (b)	1,500,000	1,532,632
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,663,945
5% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,659,950
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	4,000,000	4,386,629
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,324,189
Series 2013 NN, 5% 3/1/26	4,130,000	4,203,630
Series 2013, 5% 3/1/25	1,295,000	1,318,349
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,389,447
5.25% 6/15/27	3,000,000	3,205,636
Series 2016 BBB, 5.5% 6/15/30 (Pre-Refunded to 12/15/26 @ 100)	2,165,000	2,476,891
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(Middlesex Wtr. Co. Proj.) Series 2019, 5% 8/1/59 (b)	1,000,000	1,089,857
(New Jersey-American Wtr. Co., Inc. Proj.):
Series 2020 A, 1% 6/1/23	1,300,000	1,286,654
Series 2020 C, 1.15% 6/1/23 (b)	2,500,000	2,474,383
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (b)(d)	1,000,000	989,140
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	635,000	653,421
5% 7/1/24	690,000	722,067
5% 7/1/25	600,000	638,407
5% 7/1/26	945,000	1,020,355
5% 7/1/29	665,000	718,475
Series 2015 B, 5% 7/1/31	3,000,000	3,179,109
Series 2016 A:
5% 7/1/27	2,875,000	3,127,482
5% 7/1/29	1,000,000	1,080,697
5% 7/1/32	600,000	644,762
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,603,760
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,079,306
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,078,125
Series A:
4% 7/1/50	3,000,000	2,811,520
5% 7/1/32	420,000	460,237
5% 7/1/33	675,000	737,588
5% 7/1/34	540,000	588,904
5% 7/1/35	570,000	620,791
5% 7/1/36	1,095,000	1,191,217
5% 7/1/37	1,095,000	1,189,798
5% 7/1/38	985,000	1,067,058
5% 7/1/39	1,040,000	1,124,736
5% 7/1/40	1,035,000	1,117,658
5% 7/1/45	3,500,000	3,748,315
New Jersey Envir. Infrastructure Trust Series 2015 AR1, 5% 9/1/26	200,000	223,500
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/29	2,000,000	2,285,606
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,648,225
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	746,301
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (d)	2,000,000	2,143,306
Series 2019 B3, 5%, tender 7/1/26 (d)	5,000,000	5,457,060
Series 2011:
5% 7/1/24	2,100,000	2,106,181
5% 7/1/25	2,265,000	2,271,611
Series 2013 A:
5% 7/1/28	1,080,000	1,113,912
5% 7/1/32	1,600,000	1,648,152
5.25% 7/1/28	3,250,000	3,352,548
Series 2013, 5% 7/1/26	1,335,000	1,377,792
Series 2014 A:
4% 7/1/45	1,300,000	1,266,511
5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	700,000	742,617
5% 7/1/31 (Pre-Refunded to 7/1/24 @ 100)	455,000	482,701
5% 7/1/44	3,635,000	3,764,333
5% 7/1/45 (Pre-Refunded to 7/1/24 @ 100)	2,225,000	2,360,463
Series 2016 A:
5% 7/1/26 (Escrowed to Maturity)	1,575,000	1,731,789
5% 7/1/27	100,000	109,389
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	1,700,000	1,869,232
5% 7/1/28	2,000,000	2,178,100
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,040,000	2,243,079
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	1,550,000	1,704,300
5% 7/1/30	1,200,000	1,300,389
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,000,000	2,199,097
5% 7/1/31	5,100,000	5,426,891
5% 7/1/31	10,195,000	10,928,955
5% 7/1/33	1,000,000	1,059,538
5% 7/1/33	7,000,000	7,485,576
5% 7/1/39	11,000,000	11,769,698
5% 7/1/43	2,500,000	2,644,202
Series 2016:
4% 7/1/48	425,000	413,847
5% 7/1/23	1,240,000	1,281,776
5% 7/1/24	835,000	883,554
5% 7/1/24	1,000,000	1,047,510
5% 7/1/26	800,000	867,320
5% 7/1/29	1,050,000	1,142,100
5% 7/1/30	605,000	654,933
5% 7/1/31	400,000	430,313
5% 7/1/35	950,000	999,180
5% 7/1/36	565,000	593,877
5% 7/1/41	5,085,000	5,264,619
Series 2017 A:
5% 7/1/25	110,000	118,594
5% 7/1/52	4,265,000	4,485,875
Series 2021:
4% 7/1/35	750,000	774,042
4% 7/1/37	700,000	722,724
5% 7/1/33	1,420,000	1,593,420
5% 7/1/34	1,250,000	1,394,434
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (b)	2,250,000	2,287,702
Series 2016 1A, 5% 12/1/25 (b)	1,400,000	1,507,795
Series 2017 1A:
5% 12/1/22 (b)	500,000	508,629
5% 12/1/25 (b)	3,000,000	3,233,071
5% 12/1/27 (b)	2,500,000	2,719,916
Series 2018 B, 5% 12/1/28 (b)	950,000	1,046,707
Series 2019 A:
5% 12/1/26	2,525,000	2,789,723
5% 12/1/27	2,000,000	2,235,844
5% 12/1/28	700,000	781,801
Series 2020 A, 5% 12/1/23 (b)	1,500,000	1,560,328
Series 2020, 5% 12/1/23 (b)	2,375,000	2,470,519
Series 2021 A:
5% 12/1/26 (b)	325,000	354,162
5% 12/1/27 (b)	325,000	361,218
5% 12/1/28 (b)	400,000	443,688
5% 12/1/29 (b)	550,000	613,325
Series 2021 B:
5% 12/1/27 (b)	1,325,000	1,459,879
5% 12/1/28 (b)	1,450,000	1,608,368
5% 12/1/29 (b)	1,415,000	1,577,919
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2019 D:
4% 4/1/24 (b)	2,320,000	2,385,473
4% 10/1/24 (b)	2,370,000	2,446,919
Series 2021 H:
5% 4/1/28	300,000	334,470
5% 10/1/28	480,000	538,252
5% 4/1/29	500,000	563,901
New Jersey Institute of Technology Series A:
5% 7/1/27	170,000	190,834
5% 7/1/28	225,000	256,122
5% 7/1/29	270,000	311,679
5% 7/1/30	260,000	298,393
5% 7/1/31	375,000	427,720
5% 7/1/32	375,000	426,836
5% 7/1/33	170,000	193,125
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/23	800,000	819,866
5% 6/1/26	3,000,000	3,211,577
5% 6/1/27	1,000,000	1,083,731
5% 6/1/28	2,000,000	2,185,695
Series 2018 B, 3.2% 6/1/27	1,390,000	1,390,541
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2014 A, 5% 1/1/32	5,000,000	5,228,517
Series 2017 B:
5% 1/1/33	5,000,000	5,540,692
5% 1/1/34	2,500,000	2,767,470
Series 2019 A, 5% 1/1/48	2,000,000	2,203,843
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	520,000	565,086
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,223,504
Series 2006 A, 5.25% 12/15/22	125,000	127,448
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,861,611
0% 12/15/34	4,000,000	2,582,037
Series 2008 A, 0% 12/15/36	25,000,000	14,445,945
Series 2009 A, 0% 12/15/38	13,900,000	7,288,051
Series 2010 A:
0% 12/15/27	3,000,000	2,553,335
0% 12/15/30	14,795,000	11,198,439
Series 2010 A3, 0% 12/15/34	10,775,000	6,828,063
Series 2013 AA, 5% 6/15/29	510,000	522,323
Series 2014 AA:
5% 6/15/38	770,000	790,734
5% 6/15/44	555,000	568,274
Series 2016 A:
5% 6/15/29	750,000	809,399
5% 6/15/30	5,000,000	5,370,994
Series 2018 A, 5% 6/15/31	3,000,000	3,216,329
Series 2019 BB, 4% 6/15/38	1,035,000	1,041,173
Series 2022 AA:
5% 6/15/37	10,000,000	11,178,347
5% 6/15/38	5,440,000	6,069,129
Series A:
0% 12/15/31	365,000	264,822
5% 12/15/32	2,600,000	2,857,587
5% 12/15/33	2,850,000	3,126,356
Series AA, 5% 6/15/45	9,635,000	10,415,746
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	211,837
Rutgers State Univ. Rev. Series Q:
5% 5/1/24	1,360,000	1,435,141
5% 5/1/25	750,000	809,135
5% 5/1/26	700,000	770,548
5% 5/1/27	750,000	839,993
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (b)	955,000	1,025,869
5% 1/1/31 (b)	1,950,000	2,079,179
5% 1/1/33 (b)	750,000	794,900
5% 1/1/35 (b)	2,000,000	2,107,112
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2019 A:
5% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	200,000	225,744
5% 11/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,680,201
5% 11/1/32 (Assured Guaranty Muni. Corp. Insured)	1,230,000	1,374,879
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	750,000	836,692
Series 2020 A:
4% 11/1/50 (Build America Mutual Assurance Insured)	2,000,000	2,001,174
5% 11/1/45	7,000,000	7,493,235
5% 11/1/45 (Build America Mutual Assurance Insured)	2,000,000	2,214,685
The Board of Ed. of Newark Series 2021:
4% 7/15/36 (Build America Mutual Assurance Insured)	775,000	790,375
4% 7/15/37 (Build America Mutual Assurance Insured)	725,000	738,426
5% 7/15/22	125,000	125,572
5% 7/15/23	265,000	274,625
5% 7/15/24	400,000	422,618
5% 7/15/25 (Build America Mutual Assurance Insured)	230,000	248,891
5% 7/15/26 (Build America Mutual Assurance Insured)	275,000	303,274
5% 7/15/27 (Build America Mutual Assurance Insured)	325,000	363,873
5% 7/15/28 (Build America Mutual Assurance Insured)	300,000	340,233
5% 7/15/29 (Build America Mutual Assurance Insured)	300,000	344,800
5% 7/15/30 (Build America Mutual Assurance Insured)	300,000	348,881
5% 7/15/31 (Build America Mutual Assurance Insured)	375,000	440,039
5% 7/15/32 (Build America Mutual Assurance Insured)	400,000	466,780
5% 7/15/33 (Build America Mutual Assurance Insured)	500,000	580,347

TOTAL NEW JERSEY		431,728,544

New York - 0.7%
Port Auth. of New York & New Jersey Series 221:
4% 7/15/37 (b)	1,000,000	1,013,280
5% 7/15/35 (b)	2,500,000	2,794,106

TOTAL NEW YORK		3,807,386

New York And New Jersey - 12.2%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	10,000,000	10,570,235
Series 2014 185, 5% 9/1/30 (b)	1,105,000	1,155,920
Series 2016, 5% 11/15/32 (b)	5,000,000	5,330,704
Series 2018, 5% 9/15/34 (b)	5,000,000	5,368,571
Series 207, 5% 9/15/29 (b)	1,750,000	1,913,869
Series 209, 5% 7/15/35	3,970,000	4,471,334
Series 213, 5% 9/1/39	5,390,000	5,936,585
Series 214:
5% 9/1/30 (b)	250,000	277,799
5% 9/1/36 (b)	6,785,000	7,312,558
Series 218, 5% 11/1/44 (b)	1,420,000	1,511,501
Series 221, 4% 7/15/45 (b)	1,500,000	1,496,628
Series 223:
4% 7/15/34 (b)	2,000,000	2,050,094
4% 7/15/35 (b)	2,250,000	2,299,376
4% 7/15/36 (b)	1,350,000	1,373,646
4% 7/15/37 (b)	2,750,000	2,790,302
4% 7/15/38 (b)	6,000,000	6,071,746
4% 7/15/39 (b)	4,000,000	4,040,058
5% 7/15/56 (b)	3,500,000	3,757,686

TOTAL NEW YORK AND NEW JERSEY		67,728,612

Non-State Specific - 0.2%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000,000	1,093,969
Pennsylvania, New Jersey - 2.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,018,476
5% 7/1/26	650,000	704,814
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	300,000	326,141
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	350,000	380,498
Series 2019 A, 5% 7/1/44	700,000	788,363
Series 2019 B, 5% 7/1/32	1,000,000	1,152,081
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,057,426
Series 2018 A:
5% 1/1/37	1,200,000	1,315,452
5% 1/1/38	1,450,000	1,587,261
5% 1/1/39	1,190,000	1,294,208
5% 1/1/40	1,250,000	1,350,127

TOTAL PENNSYLVANIA, NEW JERSEY		12,974,847

Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
5.625% 7/1/27	175,000	190,873
5.625% 7/1/29	545,000	601,985
5.75% 7/1/31	1,300,000	1,469,639
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	195,000	194,705
5% 7/1/30	475,000	539,249
5% 7/1/32	125,000	141,958
5% 7/1/34	110,000	123,987
5% 7/1/35	120,000	134,859
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.55% 7/1/40	1,050,000	1,060,975

TOTAL PUERTO RICO		4,458,230

TOTAL MUNICIPAL BONDS
(Cost $550,861,663)		545,726,678
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $550,861,663)		545,726,678
NET OTHER ASSETS (LIABILITIES) - 1.6%		8,883,425
NET ASSETS - 100%		$554,610,103

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,943,309 or 0.4% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$545,726,678	$--	$545,726,678	$--
Total Investments in Securities:	$545,726,678	$--	$545,726,678	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	30.2%
Transportation	27.2%
Health Care	19.8%
Education	14.7%
Others* (Individually Less Than 5%)	8.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $550,861,663)		$545,726,678
Cash		17,222,451
Receivable for fund shares sold		2,083,393
Interest receivable		7,695,828
Prepaid expenses		116
Other receivables		1,315
Total assets		572,729,781
Liabilities
Payable for investments purchased on a delayed delivery basis	$14,911,980
Payable for fund shares redeemed	2,588,851
Distributions payable	382,532
Accrued management fee	158,885
Other affiliated payables	52,483
Other payables and accrued expenses	24,947
Total liabilities		18,119,678
Net Assets		$554,610,103
Net Assets consist of:
Paid in capital		$560,904,357
Total accumulated earnings (loss)		(6,294,254)
Net Assets		$554,610,103
Net Asset Value, offering price and redemption price per share ($554,610,103 ÷ 48,523,670 shares)		$11.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Interest		$8,119,857
Expenses
Management fee	$1,094,785
Transfer agent fees	275,436
Accounting fees and expenses	74,997
Custodian fees and expenses	4,806
Independent trustees' fees and expenses	1,027
Registration fees	26,842
Audit	26,886
Legal	5,726
Miscellaneous	1,263
Total expenses before reductions	1,511,768
Expense reductions	(10,121)
Total expenses after reductions		1,501,647
Net investment income (loss)		6,618,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,152,090)
Total net realized gain (loss)		(1,152,090)
Change in net unrealized appreciation (depreciation) on investment securities		(58,747,981)
Net gain (loss)		(59,900,071)
Net increase (decrease) in net assets resulting from operations		$(53,281,861)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,618,210	$13,602,994
Net realized gain (loss)	(1,152,090)	3,985,933
Change in net unrealized appreciation (depreciation)	(58,747,981)	5,736,100
Net increase (decrease) in net assets resulting from operations	(53,281,861)	23,325,027
Distributions to shareholders	(10,189,988)	(16,312,712)
Share transactions
Proceeds from sales of shares	169,003,535	182,166,528
Reinvestment of distributions	6,151,735	9,868,775
Cost of shares redeemed	(275,038,606)	(97,390,245)
Net increase (decrease) in net assets resulting from share transactions	(99,883,336)	94,645,058
Total increase (decrease) in net assets	(163,355,185)	101,657,373
Net Assets
Beginning of period	717,965,288	616,307,915
End of period	$554,610,103	$717,965,288
Other Information
Shares
Sold	14,579,324	14,441,831
Issued in reinvestment of distributions	509,921	783,148
Redeemed	(23,456,636)	(7,723,607)
Net increase (decrease)	(8,367,391)	7,501,372

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$12.48	$12.33	$11.56	$11.84	$11.55
Income from Investment Operations
Net investment income (loss)A,B	.126	.249	.299	.333	.343	.350
Net realized and unrealized gain (loss)	(1.127)	.194	.216	.773	(.216)	.379
Total from investment operations	(1.001)	.443	.515	1.106	.127	.729
Distributions from net investment income	(.126)	(.249)	(.299)	(.333)	(.343)	(.349)
Distributions from net realized gain	(.063)	(.054)	(.066)	(.003)	(.064)	(.090)
Total distributions	(.189)	(.303)	(.365)	(.336)	(.407)	(.439)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$11.43	$12.62	$12.48	$12.33	$11.56	$11.84
Total ReturnD,E	(8.00)%	3.58%	4.28%	9.66%	1.10%	6.44%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.48%H	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.48%H	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions	.48%H	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.10%H	1.97%	2.45%	2.75%	2.95%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$554,610	$717,965	$616,308	$585,664	$510,645	$522,402
Portfolio turnover rateI	6%H	12%	15%	12%	18%	17%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2022

Days	% of fund's investments 5/31/22
1 - 7	74.4
8 - 30	7.9
31 - 60	4.5
61 - 90	0.9
91 - 180	8.5
> 180	3.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2022
Variable Rate Demand Notes (VRDNs)	26.7%
Tender Option Bond	42.6%
Other Municipal Security	24.1%
Investment Companies	6.4%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

5/31/22
Fidelity® New Jersey Municipal Money Market Fund	0.30%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® New Jersey Municipal Money Market Fund

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 26.7%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.03% 6/7/22, VRDN (a)(b)	$900,000	$900,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.03% 6/7/22, VRDN (a)(b)	300,000	300,000
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.02% 6/7/22, VRDN (b)	800,000	800,000
Series 2007 B, 1.02% 6/7/22, VRDN (b)	400,000	400,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.96% 6/7/22, VRDN (b)	1,600,000	1,600,000
		2,800,000
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.97% 6/7/22, VRDN (b)	3,900,000	3,900,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.03% 6/7/22, VRDN (a)(b)	100,000	100,000
New Jersey - 21.0%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.72% 6/7/22, LOC JPMorgan Chase Bank, VRDN (a)(b)	19,900,000	19,900,000
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 0.75% 6/7/22, LOC TD Banknorth, NA, VRDN (b)	15,500,000	15,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.79% 6/7/22, LOC Bank of America NA, VRDN (b)	9,510,000	9,510,000
Series 2008 C, 0.79% 6/7/22, LOC JPMorgan Chase Bank, VRDN (b)	3,720,000	3,720,000
(Virtua Health Proj.) Series 2009 E, 0.6% 6/7/22, LOC TD Banknorth, NA, VRDN (b)	7,000,000	7,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.82% 6/7/22, LOC Citibank NA, VRDN (a)(b)	20,030,000	20,030,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.79% 6/7/22, LOC Freddie Mac, VRDN (b)	8,000,000	8,000,000
		83,660,000
New York And New Jersey - 2.9%
Port Auth. of New York & New Jersey:
Series 1995 3, 0.87% 6/30/22, VRDN (a)(b)(c)	4,800,000	4,800,000
Series 1995 4, 0.87% 6/30/22, VRDN (a)(b)(c)	6,600,000	6,600,000
		11,400,000
Pennsylvania - 0.0%
Beaver County Indl. Dev. Auth. Series 2018 A, 0.87% 6/7/22, LOC Truist Bank, VRDN (b)	100,000	100,000
South Carolina - 0.6%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 1.03% 6/7/22, VRDN (a)(b)	100,000	100,000
Series 1997, 1.03% 6/7/22, VRDN (a)(b)	2,100,000	2,100,000
		2,200,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.03% 6/7/22, VRDN (a)(b)	50,000	50,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 0.92% 6/7/22, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.87% 6/7/22, VRDN (a)(b)	600,000	600,000
		1,000,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $106,410,000)		106,410,000

Tender Option Bond - 42.6%
California - 0.8%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DBE 80 11, 0.93% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	3,200,000	3,200,000
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.04%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	200,000	200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.97%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	500,000	500,000
		700,000
District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 0.91% 6/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	55,000	55,000
Florida - 0.2%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.04%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	200,000	200,000
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 0.86% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	100,000	100,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 0.99%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	300,000	300,000
		600,000
Illinois - 0.2%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 0.94% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	600,000	600,000
Kentucky - 0.0%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.91% 6/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	100,000	100,000
New Jersey - 32.9%
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 0.84% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,970,000	3,970,000
Series Floaters XG 02 22, 0.84% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,460,000	2,460,000
New Jersey Econ. Dev. Auth. Participating VRDN Series XF 28 65, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,500,000	4,500,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series XF 08 82, 0.83% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	4,460,000	4,460,000
Series ZF 08 12, 0.86% 6/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	13,550,000	13,550,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	11,885,000	11,885,000
Series Floaters XX 10 91, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	9,600,000	9,600,000
Series XG 02 60, 0.82% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	3,000,000	3,000,000
Series XG 02 61, 0.82% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	3,000,000	3,000,000
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.82% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	6,050,000	6,050,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series 2022 ZF 12 74, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	4,100,000	4,100,000
Series XF 09 71, 0.83% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,915,000	1,915,000
Series XF 27 02, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,200,000	2,200,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 0.87% 6/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	4,460,000	4,460,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series 20 XF 28 96, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,705,000	2,705,000
Series Floaters XF 27 97, 0.82% 6/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,520,000	2,520,000
Series Floaters XG 02 28, 0.82% 6/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	1,865,000	1,865,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 0.94%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,100,000	1,100,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,415,000	3,415,000
Series Floaters XG 02 24, 0.82% 6/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	8,435,000	8,435,000
Series Floaters XX 10 93, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,700,000	3,700,000
Series YX 11 38, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	1,300,000	1,300,000
Rutgers State Univ. Rev. Participating VRDN:
Series XF 22 95, 0.79% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	3,900,000	3,900,000
Series ZF 24 76, 0.79% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	3,315,000	3,315,000
Series ZF 24 77, 0.79% 6/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	4,000,000	4,000,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.82% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	600,000	600,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.85% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	5,960,000	5,960,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.87% 6/7/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	13,050,000	13,050,000
		131,015,000
Pennsylvania, New Jersey - 0.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series YX 12 14, 0.83% 6/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,000,000	3,000,000
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.94% 7/12/22 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	100,000	100,000
New York And New Jersey - 7.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.86% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,675,000	1,675,000
Series MS 3321, 0.86% 6/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	4,970,000	4,970,000
Series X3 03 37, 0.89% 6/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	2,800,000	2,800,000
Series XF 09 38, 0.86% 6/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)(f)	3,000,000	3,000,000
Series XG 02 65 0.89% 6/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	10,375,000	10,375,000
Series XL 01 10, 0.89% 6/7/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	3,325,000	3,325,000
Series ZL 02 55, 0.89% 6/7/22 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	2,000,000	2,000,000
		28,145,000
Ohio - 0.2%
Ohio Hosp. Rev. Participating VRDN Series 002, 0.91% 7/12/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.99%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
		600,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.99%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Tennessee - 0.0%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2021 XL 01 89, 0.86% 6/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	100,000	100,000
Texas - 0.0%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.99%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	200,000	200,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.88% 6/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	750,000	750,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.99%, tender 8/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
		850,000
TOTAL TENDER OPTION BOND
(Cost $169,465,000)		169,465,000

Other Municipal Security - 24.1%
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.04%, tender 12/27/22 (b)(g)	100,000	100,000
New Jersey - 18.8%
Bergen County Gen. Oblig. BAN Series 2021 A, 1% 6/9/22	2,800,000	2,800,515
Burlington County Bridge Commission Lease Rev. BAN (Govt. Leasing Prog.) Series 2021 C, 2% 11/10/22	5,700,000	5,718,448
Cherry Hill Township Gen. Oblig. BAN Series 2021, 2% 10/25/22	5,600,000	5,640,017
Closter Gen. Oblig. BAN Series 2022, 3% 6/1/23 (h)	1,000,000	1,006,820
Little Ferry BAN Series 2022 A, 2% 8/19/22	3,085,000	3,088,975
Mercer County Gen. Oblig.:
BAN Series 2021 A, 1% 6/8/22	3,110,000	3,110,397
Bonds:
Series 2021, 2% 2/15/23	1,890,000	1,901,340
Series 2022, 4% 2/1/23 (h)	1,565,000	1,585,674
Monmouth County Bonds Series 2021 B, 5% 1/15/23	1,525,000	1,560,963
Monroe Township Middlesex County Gen. Oblig. BAN Series 2021, 2% 6/7/22	4,400,000	4,401,321
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2012:
5% 6/15/22 (Pre-Refunded to 6/15/22 @ 100)	3,345,000	3,350,318
5% 6/15/22 (Pre-Refunded to 6/15/22 @ 100)	2,200,000	2,203,452
Series 2022, 0.48% tender 6/15/22, CP mode	2,030,000	2,030,000
New Jersey Edl. Facility Bonds Series 2015 A, 5% 7/1/22	375,000	376,418
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2016 A, 5% 7/1/22	785,000	788,080
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series 2013 A:
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	2,345,000	2,353,193
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	100,000	100,389
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	5,500,000	5,521,182
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	1,510,000	1,515,706
5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	1,390,000	1,395,050
North Hudson Swr. Auth. Bonds Series 2012 A, 5%	500,000	500,000
Ship Bottom Gen. Impt. Wtr. Swr. Util. BAN Series 2021, 1.5% 10/20/22	2,200,000	2,210,419
South Jersey Trans. Auth. Trans. Sys. Rev. Bonds Series 2012 A, 5% 11/1/22 (Pre-Refunded to 11/1/22 @ 100)	1,200,000	1,216,809
Summit Gen. Oblig. BAN Series 2021, 2% 10/21/22	4,500,000	4,531,442
Tenafly BAN Series 2022:
4% 9/30/22	4,300,000	4,330,276
4% 5/26/23	2,500,000	2,536,220
Verona Township Gen. Oblig. BAN Series 2022, 4% 3/3/23 (h)	4,786,000	4,851,905
Wildwood Crest BAN Series 2022, 2% 9/30/22	4,100,000	4,114,908
		74,740,237
Pennsylvania, New Jersey - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Bonds Series 2012 A, 3% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,002,340
New York And New Jersey - 5.1%
Port Auth. of New York & New Jersey:
Bonds:
Series 172, 5% 6/20/22 (a)	110,000	110,139
Series 2013 177, 5% 7/15/22 (a)	2,825,000	2,838,553
Series 2013, 5% 12/1/22 (a)	205,000	209,717
Series 2014 186, 5% 10/15/22 (a)	3,100,000	3,149,126
Series 2015 194, 5% 10/15/22	1,000,000	1,012,935
Series 2018, 5% 9/15/22 (a)	825,000	834,864
Series 2020 221, 5% 7/15/22 (a)	100,000	100,474
Series 2022 231, 5% 8/1/22 (a)	500,000	502,386
Series 223, 5% 7/15/22 (a)	800,000	804,179
Series 2021 A, 0.18% 6/1/22, CP (a)	4,300,000	4,300,000
Series 2022 A:
0.25% 6/16/22, CP (a)	2,000,000	2,000,000
0.95% 6/22/22, CP (a)	3,000,000	3,000,000
Series 2022 B:
1.1% 6/21/22, CP	900,000	900,000
1.3% 6/21/22, CP	500,000	500,000
		20,262,373
TOTAL OTHER MUNICIPAL SECURITY
(Cost $96,104,950)		96,104,950
	Shares	Value

Investment Company - 6.4%
Fidelity Municipal Cash Central Fund 0.75% (i)(j)
(Cost $25,432,421)	25,428,504	25,432,421
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $397,412,371)		397,412,371
NET OTHER ASSETS (LIABILITIES) - 0.2%		701,046
NET ASSETS - 100%		$398,113,417

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,200,000 or 3.6% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.75%	$32,404,904	$90,868,000	$97,841,000	$45,819	$517	$-	$25,432,421	1.4%
Total	$32,404,904	$90,868,000	$97,841,000	$45,819	$517	$-	$25,432,421	1.4%

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $371,979,950)	$371,979,950
Fidelity Central Funds (cost $25,432,421)	25,432,421
Total Investment in Securities (cost $397,412,371)		$397,412,371
Cash		2,690
Receivable for securities sold on a delayed delivery basis		7,800,000
Receivable for fund shares sold		11,435
Interest receivable		1,246,517
Distributions receivable from Fidelity Central Funds		21,829
Prepaid expenses		74
Other receivables		75
Total assets		406,494,991
Liabilities
Payable for investments purchased on a delayed delivery basis	$7,444,397
Payable for fund shares redeemed	750,742
Distributions payable	3,661
Accrued management fee	116,196
Other affiliated payables	46,980
Other payables and accrued expenses	19,598
Total liabilities		8,381,574
Net Assets		$398,113,417
Net Assets consist of:
Paid in capital		$398,375,042
Total accumulated earnings (loss)		(261,625)
Net Assets		$398,113,417
Net Asset Value, offering price and redemption price per share ($398,113,417 ÷ 397,527,420 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Interest		$634,480
Income from Fidelity Central Funds		45,819
Total income		680,299
Expenses
Management fee	$715,317
Transfer agent fees	264,709
Accounting fees and expenses	32,175
Custodian fees and expenses	2,203
Independent trustees' fees and expenses	646
Registration fees	18,877
Audit	18,218
Legal	3,386
Miscellaneous	444
Total expenses before reductions	1,055,975
Expense reductions	(468,657)
Total expenses after reductions		587,318
Net investment income (loss)		92,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,992)
Fidelity Central Funds	517
Total net realized gain (loss)		(2,475)
Net increase in net assets resulting from operations		$90,506

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,981	$44,749
Net realized gain (loss)	(2,475)	84,461
Net increase in net assets resulting from operations	90,506	129,210
Distributions to shareholders	(339,860)	(44,659)
Share transactions
Proceeds from sales of shares	19,702,410	36,561,916
Reinvestment of distributions	324,928	42,790
Cost of shares redeemed	(50,625,980)	(81,181,381)
Net increase (decrease) in net assets and shares resulting from share transactions	(30,598,642)	(44,576,675)
Total increase (decrease) in net assets	(30,847,996)	(44,492,124)
Net Assets
Beginning of period	428,961,413	473,453,537
End of period	$398,113,417	$428,961,413
Other Information
Shares
Sold	19,702,411	36,561,916
Issued in reinvestment of distributions	324,928	42,790
Redeemed	(50,625,981)	(81,181,381)
Net increase (decrease)	(30,598,642)	(44,576,675)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.004	.011	.009	.004
Net realized and unrealized gain (loss)	.001C	–B	–B	–B	.001	–B
Total from investment operations	.001	–B	.004	.011	.010	.004
Distributions from net investment income	–B	–B	(.004)	(.011)	(.009)	(.004)
Distributions from net realized gain	(.001)	–	–	–B	(.001)	–
Total distributions	(.001)	–B	(.004)	(.011)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.08%	.01%	.39%	1.13%	1.02%	.37%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.51%H	.51%	.51%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.29%H	.11%	.40%	.51%	.51%	.50%
Expenses net of all reductions	.29%H	.11%	.40%	.51%	.51%	.50%
Net investment income (loss)	.05%H	.01%	.41%	1.09%	.91%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$398,113	$428,961	$473,454	$570,800	$716,063	$983,578

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

Effective after the close of business on September 9, 2022, Fidelity New Jersey Municipal Money Market Fund will be closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$550,851,038	$15,444,703	$(20,569,063)	$(5,124,360)
Fidelity New Jersey Municipal Money Market Fund	397,412,371	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity New Jersey Municipal Money Market Fund	(12,321)	(–)	(12,321)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	18,238,964	74,989,087

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.10%	.35%
Fidelity New Jersey Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.09%
Fidelity New Jersey Municipal Money Market Fund	.13%

During the period, the investment advisor or its affiliates waived a portion of these fees for the Fidelity New Jersey Municipal Money Market Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.02
Fidelity New Jersey Municipal Money Market Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Jersey Municipal Income Fund	–	–	–
Fidelity New Jersey Municipal Money Market Fund	–	19,100,000	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Jersey Municipal Income Fund	$565

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $465,284.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity New Jersey Municipal Income Fund	$4,806
Fidelity New Jersey Municipal Money Market Fund	39

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$5,315
Fidelity New Jersey Municipal Money Market Fund	3,334

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

10. Proposed Reorganization.

The Board of Trustees of Fidelity New Jersey Municipal Money Market Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity New Jersey Municipal Money Market Fund and Fidelity New Jersey AMT Tax-Free Money Market Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity New Jersey Municipal Money Market Fund in exchange for corresponding shares of Fidelity New Jersey AMT Tax-Free Money Market Fund equal in value to the net assets of Fidelity New Jersey Municipal Money Market Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective on September 16, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$1,000.00	$920.00	$2.30
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity New Jersey Municipal Money Market Fund	.29%
Actual		$1,000.00	$1,000.80	$1.45 **
Hypothetical-C		$1,000.00	$1,023.49	$1.46 **

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity New Jersey Municipal Money Market Fund	.51%
Actual		$2.54
Hypothetical-(b)		$2.57

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The New Jersey Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

NJN-SANN-0722
1.704871.124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 21, 2022